Share capital - Schedule of Shares Outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Class A
Increase (decrease) in number of shares [Roll forward]
Number of shares authorized at beginning of period (in shares)	299,998,125	299,998,125
Number of shares held in treasury at start of period (in shares)	(15,782,848)	(18,021,738)
Number of shares outstanding at beginning of period (in shares)	284,215,277	281,976,387
Number of shares authorized at end of period (in shares)	302,455,664	299,998,125
Number of shares held in treasury at end of period (in shares)	(13,159,321)	(15,782,848)
Number of shares outstanding at end of period (in shares)	289,296,343	284,215,277
Class B
Increase (decrease) in number of shares [Roll forward]
Number of shares authorized at beginning of period (in shares)	345,437,500	345,437,500
Number of shares outstanding at beginning of period (in shares)	345,437,500	345,437,500
Number of shares authorized at end of period (in shares)	345,437,500	345,437,500
Number of shares outstanding at end of period (in shares)	345,437,500	345,437,500
Authorized registered shares | Class A
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)	2,457,539
Sale of shares held by On in treasury (in shares)		0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	0	0
Authorized registered shares | Class B
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)
Sale of shares held by On in treasury (in shares)	0	0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	0	0
Shares held by On in treasury | Class A
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)
Sale of shares held by On in treasury (in shares)	2,633,847	2,273,239
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	(10,320)	(34,349)
Outstanding shares | Class A
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)	2,457,539
Sale of shares held by On in treasury (in shares)	2,633,847	2,273,239
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	(10,320)	(34,349)
Outstanding shares | Class B
Increase (decrease) in number of shares [Roll forward]
Capital increase from conditional capital (in shares)
Sale of shares held by On in treasury (in shares)	0	0
Purchase of On shares from employees (sell-to-cover) at current market price (in shares)	0	0